Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are expected to be approved for current employees, including our named executive officers, at the Compensation Committee meeting held in January or February each year, with a grant date generally on the first day of March. Equity awards for new hires or promoted employees are typically approved at regularly scheduled Compensation Committee meetings. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options to our named executive officers since 2016, and we have no current plans to grant stock options.

Award Timing Method	Equity awards are expected to be approved for current employees, including our named executive officers, at the Compensation Committee meeting held in January or February each year, with a grant date generally on the first day of March. Equity awards for new hires or promoted employees are typically approved at regularly scheduled Compensation Committee meetings
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false